Schedule of investments
Delaware Climate Solutions Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.41%♦
Consumer Staples — 6.56%
Archer-Daniels-Midland	98,907	$ 9,183,515
Darling Ingredients †	132,753	8,309,010
		17,492,525
Credit Cyclicals — 3.19%
BorgWarner	211,709	8,521,287
		8,521,287
Energy — 18.39%
Denbury †	111,539	9,706,124
Enviva	59,375	3,145,094
Equinor	223,121	8,012,205
Occidental Petroleum	129,751	8,173,015
Schlumberger	198,601	10,617,209
Valero Energy	74,217	9,415,169
		49,068,816
Financials — 2.83%
NuScale Power †	343,562	3,524,946
Rice Acquisition Class A =, †	395,722	4,024,493
		7,549,439
Industrials — 17.05%
AP Moller - Maersk Class B	1,982	4,456,561
Arcosa	157,999	8,585,666
Cummins	36,952	8,953,100
Kingspan Group	120,624	6,530,989
Li-Cycle Holdings †	540,099	2,570,871
Schneider Electric	59,029	8,259,882
Sunrun †	254,944	6,123,755
		45,480,824
Materials — 11.99%
Alcoa	205,408	9,339,902
Anglo American	260,789	10,204,065
Holcim	86,901	4,499,886
Nutrien	108,596	7,930,766
		31,974,619
Real Estate — 2.60%
Weyerhaeuser	223,467	6,927,477
		6,927,477
Utilities — 36.80%
AES	352,707	10,143,853
Ameren	90,011	8,003,778
American Electric Power	81,163	7,706,427
CMS Energy	118,238	7,488,013
Iberdrola	757,318	8,860,635
NextEra Energy	92,207	7,708,505
Northland Power	245,798	6,740,384
Orsted 144A #	69,836	6,346,442
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Utilities (continued)
ReNew Energy Global Class A †	591,274	$ 3,252,007
RWE	196,835	8,763,097
SSE	375,797	7,777,955
Terna - Rete Elettrica Nazionale	1,051,107	7,763,587
Xcel Energy	108,801	7,628,038
		98,182,721
Total Common Stocks (cost $254,900,288)		265,197,708

Short-Term Investments — 0.51%
Money Market Mutual Funds — 0.51%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	337,538	337,538
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	337,538	337,538
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	337,538	337,538
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	337,539	337,539
Total Short-Term Investments (cost $1,350,153)		1,350,153

Total Value of Securities—99.92% (cost $256,250,441)		266,547,861
Receivables and Other Assets Net of Liabilities—0.08%		219,885
Net Assets Applicable to 26,515,956 Shares Outstanding—100.00%		$266,767,746
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $6,346,442, which represents 2.38% of the Fund's net assets.
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